Investments - Narrative (Details) $ in Millions	Sep. 30, 2024 USD ($) security	Dec. 31, 2023 USD ($) security	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	195	764
Number of positions | security	1,141	1,263
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount	$ 0.5	$ 1.7
Fair Value	48.7	47.5
Wellington Funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 48.6	$ 46.9	$ 50.0